Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 71,473	$ 42,980
Trade and other receivables	38,694	31,892
Income tax receivable	438	1,471
Prepaid expenses	1,968	1,904
Inventories	23,476	26,053
Total current assets	136,049	104,300
Non-current assets:
Property, plant and equipment	301,786	305,115
Deferred income tax	1,757	2,032
Total assets	439,592	411,447
Current liabilities:
Accounts payable and accrued liabilities	30,317	44,910
Income tax payable	7,545	1,355
Loans payable	18,480
Decommissioning liability	1,260	865
Other liabilities	7,562	7,248
Total current liabilities	65,164	54,378
Non-current liabilities:
Loans payable	80,903	99,814
Deferred income tax	29,903	27,653
Decommissioning liability	21,207	16,029
Other liabilities	2,207	1,554
Total liabilities	199,384	199,428
EQUITY
Share capital	230,980	230,456
Accumulated deficit	(41,820)	(65,239)
Other reserves	11,840	11,566
Equity attributable to owners of the Company	201,000	176,783
Non-controlling interest	39,208	35,236
Total equity	240,208	212,019
Total liabilities and equity	$ 439,592	$ 411,447